INVESTMENTS, DEBT AND DERIVATIVES - Narrative - Financing activities, previous period (Details) ₴ in Millions, $ in Millions, ₨ in Billions			1 Months Ended					2 Months Ended		6 Months Ended
	Mar. 28, 2024 USD ($)	Oct. 09, 2023 USD ($)	Mar. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 PKR (₨)	Apr. 30, 2023 UAH (₴)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 PKR (₨)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)		Dec. 31, 2023 USD ($)	May 31, 2023 USD ($)	Apr. 20, 2023 USD ($)	Apr. 19, 2023 USD ($)	Jan. 30, 2023	Jan. 24, 2023
Disclosure of fair value measurement of assets and liabilities [line items]
% Scheme creditors																		97.59%
Repayments of debt										$ 1,271	$ 679	[1]
At amortized cost | Bank loans and bonds
Disclosure of fair value measurement of assets and liabilities [line items]
Financial liabilities, at fair value								$ 2,636		$ 2,636			$ 3,333
Veon Holdings B.V. revolving credit facility, available until february 2024
Disclosure of fair value measurement of assets and liabilities [line items]
Facility amount											1,250
Revolving credit facility
Disclosure of fair value measurement of assets and liabilities [line items]
Borrowings														$ 363	$ 692
Repayments of debt	$ 805		$ 805	$ 250
Kyivstar | Raiffeisen Bank Aval
Disclosure of fair value measurement of assets and liabilities [line items]
Repayments of debt					$ 38		₴ 1,400
Kyivstar | OTP Bank UAH 490m loan
Disclosure of fair value measurement of assets and liabilities [line items]
Repayments of debt					21		₴ 760
PMCL | PKR50bn syndicated credit facility
Disclosure of fair value measurement of assets and liabilities [line items]
Proceeds from borrowings					$ 41	₨ 10
PMCL | Syndicated loan with a 10 year maturity
Disclosure of fair value measurement of assets and liabilities [line items]
Facility amount | ₨						₨ 40
Proceeds from borrowings								$ 154	₨ 43
PJSC Vimpelcom | VEON Holdings B.V.
Disclosure of fair value measurement of assets and liabilities [line items]
Proceeds from issue of bonds, notes and debentures		$ 1,576									1,572
2023 put options
Disclosure of fair value measurement of assets and liabilities [line items]
Amendment fee payable																	2.00%
Purchase price, % of principal amount																	102.00%
Finance gain											$ 20
October 2023 notes
Disclosure of fair value measurement of assets and liabilities [line items]
Notes and debentures issued																$ 165
December 2023 notes
Disclosure of fair value measurement of assets and liabilities [line items]
Notes and debentures issued																$ 294

[1]	Certain comparatives have been represented to conform with the current year classification.